Summary of Significant Accounting Policies (Tables)	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per ordinary share
The following table sets forth the calculation of basic and diluted earnings per share:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Numerator:
Net income	$(30,200)	$13,543	$(9,158)	$30,904
Denominator:
Weighted average common shares	106,285,072	67,673,884	80,735,661	67,673,884
Dilutive effect of potential common shares	—	—	—	—

Weighted average common shares assuming dilution	106,285,072	67,673,884	80,735,661	67,673,884

Earnings per share:
Basic	$(0.28)	$0.20	$(0.11)	$0.46
Diluted	$(0.28)	$0.20	$(0.11)	$0.46

The following table sets forth the calculation of basic and diluted earnings per share:

	2020	2019	2018
Numerator:
Net income	$32,857	$561	$(30,613)
Denominator:
Weighted average common shares	67,673,884	67,673,884	67,673,884
Dilutive effect of potential common shares	—	—	—

Weighted average common shares assuming dilution	67,673,884	67,673,884	67,673,884

Earnings per share:
Basic	$0.49	$0.01	$(0.45)
Diluted	$0.49	$0.01	$(0.45)

Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Beginning balance	$297,607	$296,618
HPI transaction	—	(1,082)
Range transaction	—	2,071
Drake transaction	7,551	—
Simpson transaction	51,305	—
Detroit Speed transaction	2,636	—

Ending balance	$359,099	$297,607

Summary of Intangible Assets	The changes in the carrying amount of intangible assets for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782
Indefinite-lived intangible assets:
Tradenames	$152,740	$—	$152,740

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$198,768	$(13,581)	$185,187
Tradenames	13,775	(2,656)	11,119
Technology	21,875	(4,543)	17,332

Total finite-lived intangible assets	$234,418	$(20,780)	$213,638
Indefinite-lived intangible assets:
Tradenames	$119,868	$—	$119,868

Empower Ltd [Member]
Schedule the Ordinary Shares reflected in the balance sheets
At December 31, 2020, the Ordinary Shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	$(8,500,000)
Class A ordinary share issuance costs	$(13,732,278)
Plus:
Accretion of carrying value to redemption value	$22,285,184

Class A ordinary share subject to possible redemption	$250,052,906

At June 30, 2021, the ordinary shares subject to redemption reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	$(8,500,000)
Class A ordinary shares issuance costs	$(13,732,278)
Plus:
Accretion of carrying value to redemption value	$22,344,543

Ordinary shares subject to possible redemption	$250,112,265

Schedule of basic and diluted net loss per ordinary share

Year ended December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption Interest earned on marketable securities held in Trust Account	$46,642
Less: Income taxes and franchise fees	—
Net income allocable to shares subject to possible redemption	$46,642
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	22,435,483
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(4,443,894)

Year ended December 31, 2020
Net earnings allocable to Common stock subject to possible redemption	46,642

Non-Redeemable Net Loss Denominator: Weighted Average Non-Redeemable Common Stock	$(4,490,536)

Basic and weighted average shares outstanding	7,850,413

Basic and diluted net loss per share	$(0.58)

	For the Period from August 19, 2020 (Inception) Through December 31, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(3,172,845)	$(1,271,049)
Denominator:
Basic and diluted weighted average shares outstanding	15,601,504	6,250,000
Basic and diluted net loss per ordinary share	$(0.20)	$(0.20)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except share amounts):

	Three Months Ended June 30, 2021		Six Months Ended June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(10,287,539)	$(2,571,885)	$(12,701,530)	$(3,175,382)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	25,000,000	6,250,000

Basic and diluted net loss per ordinary share	$(0.41)	$(0.41)	$(0.51)	$(0.51)